UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011


Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Crosswind Investments, LLC
Address: Two International Place, 27th Floor
         Boston, MA 02110

Form 13F File Number: 28-____________ Note: This Form 13 file number is not assigned until after the SEC recieves the first Form 13F filing.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Raso
Title:   Partner
Phone:   617-861-8014


Signature, Place, and Date of Signing:

/s/ Michael Raso                        Boston MA                      4/29/2011
------------------                    -------------                    ---------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: $125,597
                                        --------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Name of Reporting Manager: Crosswind Investments
Report as of March 31, 2011

                                   Title                 Value    Shares/  Sh/  Put/  Invstmt   Other       Voting Authority
Name of Issuer                     of class   CUSIP     (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers   Sole    Shared    None
------------------------------     --------  ---------  --------  -------  ---  ----  -------  --------  ------   ------   -------
ABOVENET INC                       COM       00374N107    1108     17083    Sh          Sole            16,355                728
ACACIA RESEARCH - ACACIA TECHN     COM       003881307     928     27125    Sh          Sole            25,969              1,156
AMARIN CORP PLC                    COM       023111206     604     82816    Sh          Sole            79,264              3,552
AMERESCO INC                       COM       02361E108     963     68089    Sh          Sole            65,201              2,888
APPLIED MICRO CIRCUITS CORP        COM       03822W406    1017     98018    Sh          Sole            93,858              4,160
BLACKBOARD INC                     COM       091935502    4330    119478    Sh          Sole           114,406              5,072
BPZ RESOURCES INC                  COM       055639108     582    109548    Sh          Sole           104,897              4,651
CATALYST HEALTH SOLUTIONS INC      COM       14888B103    3165     56594    Sh          Sole            54,192              2,402
CAVIUM NETWORKS INC                COM       14965A101     873     19439    Sh          Sole            18,616                823
CLOUD PEAK ENERGY INC              COM       18911Q102    2086     96601    Sh          Sole            92,493              4,108
CONCEPTUS INC                      COM       206016107    2013    139292    Sh          Sole           133,373              5,919
CONVIO INC                         COM       21257W105    1633    140632    Sh          Sole           134,665              5,967
CSG SYSTEMS INTERNATIONAL INC      COM       126349109     914     45838    Sh          Sole            43,868              1,970
DELTA AIR LINES INC                COM       247361702      23      2360    Sh          Sole             2,360                  -
DENDREON CORP                      COM       24823Q107     832     22215    Sh          Sole            21,276                939
DIGITALGLOBE INC                   COM       25389M877    2681     95653    Sh          Sole            91,591              4,062
DOLLAR FINANCIAL CORP              COM       256664103    1498     72211    Sh          Sole            69,177              3,034
ENCORE CAPITAL GROUP INC           COM       292554102     650     27448    Sh          Sole            26,276              1,172
ENDOLOGIX INC                      COM       29266S106    2007    296039    Sh          Sole           283,448             12,591
EZCORP INC                         COM       302301106     939     29925    Sh          Sole            28,651              1,274
FAIRCHILD SEMICONDUCTOR INTERN     COM       303726103     719     39480    Sh          Sole            37,779              1,701
FINISAR CORP                       COM       31787A507     748     30391    Sh          Sole            29,088              1,303
GENERAL COMMUNICATION INC          COM       369385109     861     78745    Sh          Sole            75,350              3,395
GENTEX CORP                        COM       371901109     877     28977    Sh          Sole            27,743              1,234
G-III APPAREL GROUP LTD            COM       36237H101     890     23683    Sh          Sole            22,663              1,020
GLOBAL CROSSING LTD SHS NEW        COM       G3921A175    1540    110614    Sh          Sole           105,877              4,737
GRAFTECH INTERNATIONAL LTD         COM       384313102    2039     98837    Sh          Sole            94,627              4,210
HEXCEL CORP                        COM       428291108     686     34855    Sh          Sole            33,355              1,500
HSN INC                            COM       404303109     861     26888    Sh          Sole            25,748              1,140
ICON PLC                           COM       45103T107    1975     91471    Sh          Sole            87,524              3,947
IGATE CORP                         COM       45169U105     634     33802    Sh          Sole            32,364              1,438
JAMES RIVER COAL CO                COM       470355207    2669    110412    Sh          Sole           105,709              4,703
JARDEN CORP                        COM       471109108    7011    197092    Sh          Sole           188,693              8,399
KELLY SERVICES INC                 COM       488152208    3077    141719    Sh          Sole           135,653              6,066
KENEXA CORP                        COM       488879107    3862    139970    Sh          Sole           133,983              5,987
KNOLOGY INC                        COM       499183804    5437    421152    Sh          Sole           403,266             17,886
KODIAK OIL & GAS CORP              COM       50015Q100    1344    200527    Sh          Sole           192,011              8,516
LIFE TIME FITNESS INC              COM       53217R207     882     23640    Sh          Sole            22,634              1,006
LIQUIDITY SERVICES INC             COM       53635B107    1326     74269    Sh          Sole            71,028              3,241
LOGMEIN INC                        COM       54142L109     651     15445    Sh          Sole            14,781                664
MAGNUM HUNTER RESOURCES CORP       COM       55973B102    3938    459511    Sh          Sole           440,004             19,507
MARVELL TECHNOLOGY GROUP LTD       COM       G5876H105      11       692    Sh          Sole               692                  -
MEDASSETS INC                      COM       584045108     796     52153    Sh          Sole            49,940              2,213
MEDCO HEALTH SOLUTIONS INC         COM       58405U102      23       405    Sh          Sole               405                  -
MERITOR INC                        COM       59001K100    1138     67080    Sh          Sole            64,230              2,850
MONSTER WORLDWIDE INC              COM       611742107    3226    202895    Sh          Sole           194,269              8,626
NAVISTAR INTERNATIONAL CORP        COM       63934E108    1455     20980    Sh          Sole            20,095                885
NEKTAR THERAPEUTICS                COM       640268108     538     56773    Sh          Sole            54,358              2,415
NETSPEND HOLDINGS INC              COM       64118V106     789     75000    Sh          Sole            71,797              3,203
NII HOLDINGS INC                   COM       62913F201    4634    111206    Sh          Sole           106,505              4,701
NORFOLK SOUTHERN CORP              COM       655844108      30       436    Sh          Sole               436                  -
OFFICE DEPOT INC                   COM       676220106    2451    529307    Sh          Sole           506,781             22,526
OFFICEMAX INC                      COM       67622P101    1389    107365    Sh          Sole           102,755              4,610
OMNIVISION TECHNOLOGIES INC        COM       682128103    1452     40872    Sh          Sole            39,136              1,736
PEP BOYS-MANNY MOE & JACK          COM       713278109    1914    150602    Sh          Sole           144,189              6,413
RADIANT SYSTEMS INC                COM       75025N102    3796    214509    Sh          Sole           205,399              9,110
RADWARE LTD COM                    COM       M81873107    1268     35770    Sh          Sole            34,252              1,518
RAILAMERICA INC                    COM       750753402    1235     72503    Sh          Sole            69,433              3,070
SAVVIS INC                         COM       805423308    3832    103307    Sh          Sole            98,913              4,394
SIRONA DENTAL SYSTEMS INC          COM       82966C103    1603     31951    Sh          Sole            30,597              1,354
SOLUTIA INC                        COM       834376501    3051    120134    Sh          Sole           114,985              5,149
SYNTEL INC                         COM       87162H103    1562     29924    Sh          Sole            28,652              1,272
TENET HEALTHCARE CORP              COM       88033G100    4203    564212    Sh          Sole           540,029             24,183
TENNECO INC                        COM       880349105    1238     29153    Sh          Sole            27,904              1,249
TIBCO SOFTWARE INC                 COM       88632Q103     847     31072    Sh          Sole            29,754              1,318
TIME WARNER CABLE INC              COM       88732J207      13       185    Sh          Sole               185                  -
TORNIER NV                         COM       N87237108    2531    136212    Sh          Sole           130,437              5,775
US AIRWAYS GROUP INC               COM       90341W108    1487    170744    Sh          Sole           163,418              7,326
VISTAPRINT NV                      COM       N93540107    2187     42146    Sh          Sole            40,350              1,796
VOLCANO CORP                       COM       928645100    3506    136950    Sh          Sole           131,139              5,811
WESTPORT INNOVATIONS INC           COM       960908309    1257     57200    Sh          Sole            54,773              2,427
WHITING PETROLEUM CORP             COM       966387102      16       220    Sh          Sole               220                  -
WOODWARD INC                       COM       980745103    1246     36050    Sh          Sole            34,504              1,546